Consolidated statement of cash flows - Adjustments (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Depreciation and amortization		€ 1,087	€ 1,140	€ 1,095
Share-based payments		202	149	108
Impairment charges		25	152	40
Restructuring charges		316	125	183
Loss/(gain) from other non-current financial assets		56	(27)	(188)
Gain on sale of property, plant and equipment		(143)	(35)	(59)
Financial income and expenses		148	28	240
Income tax expense/(benefit)		825	(2,030)	273
Other adjustments, net		43	52	21
Total	[1]	€ 2,559	€ (446)	€ 1,713

[1]

(1) Adjustments
EURm	2023	2022	2021
Depreciation and amortization	1 087	1 140	1 095
Share-based payments	202	149	108
Impairment charges	25	152	40
Restructuring charges	316	125	183
Loss/(gain) from other non-current financial assets	56	(27)	(188)
Gain on sale of property, plant and equipment	(143)	(35)	(59)
Financial income and expenses	148	28	240
Income tax expense/(benefit)	825	(2 030)	273
Other adjustments, net	43	52	21
Total	2 559	(446)	1 713
Restructuring charges in adjustments represent the non-cash portion recognized in the consolidated income statement.